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Morningstar Conservative ETF Asset Allocation Portfolio
MorningStar Conservative ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with current income and preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Conservative ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		0.71%	0.96%
Fee Waiver/Expense Reimbursement	[2]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.62%	0.87%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs (as defined below).
[2]	ALPS Advisors, Inc. (the "Adviser") and Morningstar Investment Management LLC (the "Sub-Adviser") have contractually agreed to jointly waive the management fee and sub-advisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2021. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio's fee waiver/expense reimbursement arrangements with the Sub-Adviser and the Adviser permit the Sub-Adviser or the Adviser to recapture only if any such recapture payments do not cause the Portfolio's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After one year, the Example does not take into consideration the Adviser's and Sub-Adviser's agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Conservative ETF Asset Allocation Portfolio - USD ($)	One Year	Three Years	Five Years	Ten Years
Class I	63	218	386	873
Class II	89	297	522	1,169

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 17% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange-Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may from time to time invest approximately 65-95% of such allocation in Fixed-Income Underlying ETFs and 5-35% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Sub-Adviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund-of-Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust's distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. ("Morningstar"), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Exchange-Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond's expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond's yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund's investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 14% Russell 3000 TR USD/ 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE Bank of America Merrill Lynch ("BofAML") Treasury 3 Month TR Index is the Portfolio's primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Best Quarter:	09/30/2010	4.23%
Worst Quarter:	09/30/2011	(2.19)%

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Morningstar Conservative ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		9.75%	3.51%	3.89%
Class II		9.53%	3.25%	3.64%
14% Russell 3000 TR USD/ 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[1]	11.84%	4.36%	4.95%
14% Russell 3000 TR USD/ 6% MSCI ACWI Ex USA IMI NR USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)		11.78%	4.36%	4.92%
20% S&P 500 Index/73% Bloomberg Barclays U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)		12.65%	4.72%	5.57%
[1]	Effective December 18, 2019, the Morningstar Global Markets Index replaced the MSCI All Country World Index as a component of the Fund's primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund's investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.